Financing Receivables (Details 5) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, net	$ 8,895	$ 8,097	$ 4,045
Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, net	8,165	7,301	4,045
Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, net	622	796	0
Classified Accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, net	0	0	0
Classified Nonaccrual [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, net	$ 108	$ 0	$ 0